17 COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Years ending December 31, (amounts in thousands)
2017	$ 124,334	$ 251,512
2018	140,828	112,901
2019	103,283	79,478
2020	70,333	18,754
2021	7,371
Total	$ 446,149	$ 462,645